Note 16 Joint ventures and associates changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Joint ventures and associates changes in the year [Line Items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements		€ 916	€ 900	€ 1,437
Acquisitions and capital increases		95	87	22
Disposals and capital reductions		(42)	(88)	(1)
Transfers and changes of consolidation Method		4	0	(559)
Share of profit and loss		26	20	1
Exchange differences		16	(1)	9
Valuation adjustments	[1]	(9)	42	0
Dividends valuation adjustments and others		(30)	(44)	(9)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements		€ 976	€ 916	€ 900

[1]	(1) See Note 16.3